Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Note 21—Subsequent Events No events have occurred after the reporting date that would influence the evaluation of these consolidated financial statements.